                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President

November 17, 2000
G-60/609D-1000

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                   TO BE HELD
                               DECEMBER 27, 2000

                            LIBERTY FUNDS TRUST III
                        LIBERTY CONTRARIAN BALANCED FUND

     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Contrarian Balanced Fund will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Contrarian Balanced Fund to, and the assumption of all of the liabilities of the Liberty Contrarian Balanced Fund by, the Liberty Contrarian Equity Fund in exchange for shares of the Liberty Contrarian Equity Fund and the distribution of such shares to the shareholders of the Liberty Contrarian Balanced Fund in complete liquidation of the Liberty Contrarian Balanced Fund.

     2.  To elect eleven Trustees.

     3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                        LIBERTY CONTRARIAN BALANCED FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                         LIBERTY CONTRARIAN EQUITY FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.......................................      3
PROPOSAL 1 -- Acquisition of the Liberty Contrarian Balanced
              Fund by the Liberty Contrarian Equity Fund....      7
  Principal Investment Risks................................      7
  Information about the Acquisition.........................      8
PROPOSAL 2 -- Election of Trustees..........................     13
GENERAL.....................................................     17
  Voting Information........................................     17
Appendix A -- Agreement and Plan of Reorganization..........    A-1
Appendix B -- Fund Information..............................    B-1
Appendix C -- Capitalization................................    C-1
Appendix D -- Management's Discussion of Fund Performance
              for the Liberty Contrarian Equity Fund........    D-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Contrarian Balanced Fund (the "Balanced Fund") by the Liberty Contrarian Equity Fund (the "Equity Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Balanced Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Balanced Fund by the Equity Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Equity Fund. The Equity Fund seeks long-term capital appreciation. If the Agreement and Plan of Reorganization is approved by the shareholders of the Balanced Fund and the Acquisition occurs, the Balanced Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Equity Fund in exchange for shares of the same class of the Equity Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Balanced Fund will be distributed pro rata to its shareholders of the same class.

     Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust III ("Trust III"), of which the Balanced Fund is a series.

     Please review the enclosed Prospectus of the Equity Fund for your class of shares. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Balanced Fund dated March 1, 2000, as supplemented on May 5, 2000, June 23, 2000, August 1, 2000, October 23, 2000 and October 26, 2000.

     - The Statement of Additional Information of the Balanced Fund dated March 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and October 23, 2000.

     - The Statement of Additional Information of the Equity Fund dated March 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and October 23, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Balanced Fund dated October 31, 1999.

     - The financial statements included in the Balanced Fund's Semi-Annual Report to Shareholders dated April 30, 2000.

     - The Statement of Additional Information of the Equity Fund dated November 17, 2000 relating to the Acquisition.

     The Balanced Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111-2621. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Balanced Fund and Equity Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/ PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of Trust III are recommending in Proposal 1 that the Equity Fund acquire the Balanced Fund. This means that the Equity Fund would acquire all of the assets and liabilities of the Balanced Fund in exchange for shares of the Equity Fund representing the aggregate net asset value of the Balanced Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Equity Fund with an aggregate net asset value equal to the aggregate net asset value of your Balanced Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 16, 2001.

In addition, the Trustees of Trust III are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.  WHY IS THE ACQUISITION BEING PROPOSED?

The Trustees of Trust III recommend approval of the Acquisition. In reviewing the Acquisition, the Trustees considered:

     - that absent the Acquisition, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisor to the Balanced Fund, has indicated to the Trustees that it will recommend that the Fund be liquidated;

     - the expected reduction in the fees and expenses payable by the Balanced Fund, assuming that the Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund;

     - that the Acquisition offers shareholders of the Balanced Fund an investment in a larger fund with somewhat similar investment goals and strategies;

     - that the Balanced Fund has not achieved sufficient sales growth and is not likely to do so in the near future;

     - the expected tax-free nature of the Acquisition as opposed to other alternatives for the Fund and for shareholders; and

     - the fact that the Equity Fund has a superior performance record for the five and ten-year periods ending July 31, 2000, while the Balanced Fund has a superior performance record for the one-year period ending July 31, 2000.

Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

SHAREHOLDERS OF THE BALANCED FUND SHOULD NOTE THAT THE EQUITY FUND IS PRIMARILY AN EQUITY FUND, NOT A "BALANCED" FUND.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Balanced Fund and the Equity Fund and to analyze the estimated expenses that Liberty Financial, the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. The shareholder fees presented below for the Equity Fund apply both before and after giving effect to the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its fiscal year ended October 31, 1999. Continuing shareholders who purchase new Class A shares of the Equity Fund after the Acquisition will pay more in sales charges than shareholders of the Balanced Fund currently pay.

SHAREHOLDER FEES(1)
(paid directly from your investment)

                                              BALANCED FUND                                EQUITY FUND
                                              -------------                                -----------
                                 CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)            4.75       0.00       0.00       0.00       5.75       0.00       0.00       0.00
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                            1.00(2)    5.00       1.00       0.00       1.00(2)    5.00       1.00       0.00
---------------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount redeemed,
if applicable)                     (3)        (3)        (3)        (3)        (3)        (3)        (3)        (3)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                              BALANCED FUND                                EQUITY FUND
                                              -------------                                -----------
                                 CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
Management and administration
fees(4) (%)                       1.05       1.05       1.05       1.05       0.99       0.99       0.99       0.99
---------------------------------------------------------------------------------------------------------------------
Distribution and service
(12b-1) fees (%)                  0.25       1.00       1.00       0.00       0.25       1.00       1.00       0.00
---------------------------------------------------------------------------------------------------------------------
Other expenses(4) (%)             0.49       0.49       0.49       0.24       0.46       0.46       0.46       0.24
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(4) (%)                   1.79       2.54       2.54       1.29       1.70       2.45       2.45       1.23

                                                                 EQUITY FUND (PRO FORMA COMBINED)
                                                             CLASS A    CLASS B    CLASS C    CLASS I
Management and administration fees(5) (%)                     0.98       0.98       0.98       0.98
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00       0.00
-----------------------------------------------------------------------------------------------------
Other expenses(5) (%)                                         0.27       0.27       0.27       0.10
-----------------------------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                   1.50       2.25       2.25       1.08

---------------
(4) The Balanced Fund and Equity Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Funds for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.17% for Class A, B and C shares, and 1.00% for Class I shares. As a result, with respect to Class A, B and C shares of the Balanced Fund, the actual management fee for each share class would be 0.76%, other expenses for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 1.42%, 2.17% and 2.17%, respectively. With respect to Class I shares of the Balanced Fund, the actual management fee would be 0.76%, other expenses would be 0.24% and total annual fund operating expenses would be 1.00%. With respect to Class A, B and C shares of the Equity Fund, the actual management fee for each share class would be 0.77%, other expenses for each share class would be 0.40% and total annual fund operating expenses for Class A, B and C shares would be 1.42%, 2.17% and 2.17%, respectively. With respect to Class I shares of the Equity Fund, the actual management fee would be 0.77%, other expenses would be 0.23% and total annual fund operating expenses would be 1.00%. This arrangement may be modified or terminated by the investment advisor at any time.

(5) The Equity Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.17% for Class A, B and C shares, and 1.00% for Class I shares. As a result, with respect to Class A, B and C shares, the actual management fee for each share class would be 0.90%, other expenses for each share class would be 0.27% and total annual fund operating expenses for Class A, B and C shares would be 1.42%, 2.17% and 2.17%, respectively. With respect to Class I shares, the actual management fee would be 0.90%, other expenses would be 0.10% and total annual fund operating expenses would be 1.00%. This arrangement may be modified or terminated by the investment advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Balanced Fund and the Equity Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
BALANCED FUND
Class A                                                    $648     $1,010     $1,397      $2,476
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $257     $  789     $1,348      $2,688
         sold all your shares at end of period             $757     $1,089     $1,548      $2,688
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $257     $  789     $1,348      $2,871
          sold all your shares at end of period            $357     $  789     $1,348      $2,871
--------------------------------------------------------------------------------------------------
Class I                                                    $131     $  409     $  708      $1,556
--------------------------------------------------------------------------------------------------

EQUITY FUND
Class A                                                    $737     $1,079     $1,443      $2,464
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $248     $  762     $1,304      $2,597
         sold all your shares at end of period             $748     $1,062     $1,504      $2,597
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $248     $  762     $1,304      $2,782
          sold all your shares at end of period            $348     $  762     $1,304      $2,782
--------------------------------------------------------------------------------------------------
Class I                                                    $125     $  390     $  676      $1,489
--------------------------------------------------------------------------------------------------

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
EQUITY FUND
(pro forma combined)
Class A                                                    $719     $1,022     $1,346      $2,263
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $228     $  703     $1,205      $2,396
         sold all your shares at end of period             $728     $1,003     $1,405      $2,396
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $228     $  703     $1,205      $2,585
          sold all your shares at end of period            $328     $  703     $1,205      $2,585
--------------------------------------------------------------------------------------------------
Class I                                                    $110     $  343     $  595      $1,317
--------------------------------------------------------------------------------------------------

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Balanced Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended April 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE BALANCED FUND AND THE EQUITY FUND COMPARE?

This table shows the investment goals and primary investment strategies of each
Fund:

-------------------------------------------------------------------------------
                BALANCED FUND                          EQUITY FUND
-------------------------------------------------------------------------------
     INVESTMENT GOALS:  The Balanced Fund  INVESTMENT GOAL:  The Equity Fund
     seeks preservation of capital,        seeks long-term capital
     capital appreciation and income.      appreciation.
-------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:  The   PRIMARY INVESTMENT STRATEGIES:  The
     Balanced Fund seeks to achieve its    Equity Fund seeks to achieve its
     goals as follows:                     goal as follows:
     - The Fund invests in a combination   - The Fund invests at least 65% of
       of stocks, bonds and cash.            its total assets in common stocks.
     - Under normal market conditions,     - The Fund's stock investments are
       the Fund's assets will be invested    primarily U.S. stocks of medium
       as follows: 25% to 60% in stocks;     ($1-3 billion) to large (over $3
       30% to 55% in bonds; and 5% to 30%    billion) cap companies.
       in cash or cash equivalents.
     - The Fund's stock investments are    - The Fund follows a basic value,
       primarily U.S. stocks of medium       contrarian approach in selecting
       ($1-3 billion) to large (over $3      stocks for its portfolio.
       billion) cap companies.
     - The Fund's bond investments are
       primarily U.S. government
       securities and investment grade
       bonds.
     - The Fund follows a basic value,
       contrarian approach in selecting
       stocks for its portfolio.
-------------------------------------------------------------------------------

The following compares the primary investment strategies that each Fund uses to achieve its investment goal:

     - The Balanced Fund invests in a combination of stocks, bonds and cash, while the Equity Fund invests primarily in common stocks. The Equity Fund invests at least 65% of its total assets in stocks, while the

       Balanced Fund normally invests between 25% to 60% of its total assets in stocks, and 30% to 55% in bonds and 5% to 30% in cash or cash equivalents.

     - The stock investments of both the Balanced Fund and the Equity Fund are primarily in U.S. stocks of medium to large capitalization companies.

     - Both Funds follow a basic value, contrarian approach in selecting stocks for their portfolios.

The fundamental and non-fundamental investment policies of the Balanced Fund and the Equity Fund are substantially similar. After the Acquisition, the Equity Fund may retain for any period of time some or all of the portfolio holdings of the Balanced Fund at the discretion of the investment advisor to the Fund, as the advisor has determined that these holdings are substantially compatible with the investment objectives, strategies and policies of the Equity Fund. As a result, the Equity Fund may hold a higher percentage of assets in debt securities and cash after the Acquisition than immediately before the Acquisition.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE EQUITY FUND IF THE ACQUISITION OCCURS?

You will receive the same class of shares that you currently own in the Balanced Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Balanced Fund or its shareholders as a result of the Acquisition.

The cost basis and holding period of your Balanced Fund shares are expected to carry over to your new shares in the Equity Fund.

       PROPOSAL 1 -- ACQUISITION OF THE LIBERTY CONTRARIAN BALANCED FUND
                     BY THE LIBERTY CONTRARIAN EQUITY FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Balanced Fund by the Equity Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Equity Fund, and how do they compare with the Balanced Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and the risks associated with investments in value stocks. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. However, because the Balanced Fund invests in bonds as part of its primary investment strategy, it is also subject to interest rate risk, issuer risk, structure risk and prepayment risk. The Equity Fund, on the other hand, invests a greater proportion of its assets in stocks than the Balanced Fund, and is therefore more subject to equity risk. Equity risk is the risk that stock prices will fall over short or extended periods of time. For more information about the principal risks associated with the Equity Fund, please see the enclosed Prospectus of the Equity Fund. The actual risks of investing in each

Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of the Balanced Fund, the Acquisition is expected to occur on or around January 16, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - The Balanced Fund will transfer all of the assets and liabilities attributable to each class of shares of the Balanced Fund to the Equity Fund in exchange for shares of the same class of the Equity Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 12, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

     - The shares of each class of the Equity Fund received by the Balanced Fund will be distributed to the shareholders of the same class of the Balanced Fund pro rata in accordance with their percentage ownership of each class of the Balanced Fund in full liquidation of the Balanced Fund.

     - After the Acquisition, the Balanced Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - The Acquisition requires approval by the Balanced Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of Trust III.

     A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust of Trust III (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisition.

     Section 17(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), prohibits the purchase or sale of any security or other property between a registered investment company, such as the Balanced Fund and the Equity Fund, and any "affiliated person" (as defined in the 1940 Act) or any affiliated person of an affiliated person of such company. The prohibitions of Section 17(a) could be relevant if, at the time of the proposed closing of the Acquisition, any person who owns five percent or more of the outstanding shares of the Balanced Fund also owns five percent or more of the outstanding shares of the Equity Fund. As of September 29, 2000, a shareholder owned five percent or more of the outstanding shares of each of the Balanced Fund and the Equity Fund. If such shareholdings were still outstanding on the proposed closing date for the Acquisition, the Funds might be unable to effect the Acquisition at that time without obtaining an order of exemption from the SEC. There can be no assurance that such an order will be obtained.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Equity Fund of the same class as the shares that you currently own in the Balanced Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the Valuation Date.

     - If applicable, your Equity Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Balanced Fund shares. However, if you purchase new Class A shares of the Equity Fund after the Acquisition you will pay a sales charge equal to 5.75% of the public offering price of the shares, as opposed to the 4.75% sales charge on Balanced Fund Class A shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Equity Fund.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of Trust III, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Equity Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Balanced Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Balanced Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Balanced Fund be liquidated. Liberty Financial informed the Trustees that the Balanced Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Balanced Fund's shareholders to exchange their investment for an investment in a larger fund with somewhat similar investment goals and strategies to the Balanced Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Balanced Fund shareholder redeemed his or her shares to invest in another fund, like the Equity Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Balanced Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Equity Fund shares at net asset value (subject to any applicable
       CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Balanced Fund, the expense ratio of the Balanced Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Equity Fund is expected to be materially lower than the Balanced Fund's expense ratio after Liberty Financial discontinues its subsidy. (The Trustees did note that the Equity Fund has a higher expense ratio than the subsidized expense ratio of the Balanced Fund). Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Balanced Fund and the Equity Fund on July 31, 2000 and the Funds' current expense structures (assuming the voluntary expense limitation is discontinued), the Equity Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.24% lower than the Balanced Fund's current expense ratio (for example, for Class A shares, a 1.35% expense ratio for the Equity Fund, as compared to 1.59% for the Balanced Fund if the limitation were discontinued and 1.17% if it continued). Note that the 12b-1 fees on Class A, B and C shares of each Fund are 0.25%, 1.00% and 1.00%, respectively. There are no 12b-1 fees on Class I shares.

     - The Acquisition will permit the advisor to concentrate on a smaller, more focused set of fund offerings rather than manage multiple similar portfolios with somewhat different investment approaches.

     - The Equity Fund has a superior performance record to the Balanced Fund for the five and ten-year periods ending July 31, 2000, with the Class A shares of the Equity Fund achieving average annual total returns (without sales charges) of 9.57% and 13.87% for such periods and the Class A shares of the Balanced Fund achieving average annual total returns of 8.58% and 10.54%. For the one-year period ending July 31, 2000, however, the Balanced Fund actually had a superior performance record to the Equity Fund (4.29% compared to 3.20%).

     In reviewing the Acquisition, the Trustees also considered the fact that shareholders who purchased a balanced fund would be receiving shares in an equity fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Balanced Fund's shareholders.

     The Trustees also considered the differences in the Fund's investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Equity Fund will achieve any particular level of performance after the Acquisition.

     The Trustees further considered that while there is expected to be a reduction in the annual fund operating expenses with respect to shareholders of the Balanced Fund who continue to hold shares of the Equity Fund after the Acquisition, continuing shareholders who purchase new Class A shares of the Equity Fund after the Acquisition will pay more in sales charges than shareholders of the Balanced Fund currently pay.

     The projected post-Acquisition expense reductions presented above are based on the Equity Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain duplicate costs involved in operating the Balanced Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Equity Fund or Liberty Financial.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class A shares of the Balanced Fund and the Class A shares of the Equity Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, each of which are incorporated by reference in this Prospectus/Proxy Statement.

                                 BALANCED FUND
[BAR CHART]

                                                                             BALANCED FUND
                                                                             -------------
1990                                                                             -0.76%
1991                                                                             21.22%
1992                                                                              12.2%
1993                                                                              18.2%
1994                                                                             -0.84%
1995                                                                             20.21%
1996                                                                              6.84%
1997                                                                             19.19%
1998                                                                             -0.18%
1999                                                                              6.16%

The Fund's year-to-date total return through September 30, 2000 was 10.44%.
For period shown in bar chart:
Best quarter: Second quarter 1997, +11.85%
Worst quarter: Third quarter 1998, -10.21%

                                  EQUITY FUND
[BAR CHART]

                                                                              EQUITY FUND
                                                                              -----------
1990                                                                             -1.54%
1991                                                                             35.07%
1992                                                                              16.4%
1993                                                                             25.97%
1994                                                                               1.6%
1995                                                                              23.8%
1996                                                                             11.74%
1997                                                                             25.72%
1998                                                                             -8.83%
1999                                                                             10.45%

The Fund's year-to-date total return through September 30, 2000 was 12.50%.
For period shown in bar chart:
Best quarter: First quarter 1991, +18.98%
Worst quarter: Third quarter 1998, -19.93%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

BALANCED FUND*

                                                              1 YEAR    5 YEARS    10 YEARS
Class A (%)                                                    1.12       9.09       9.35
-------------------------------------------------------------------------------------------
Class B (%)                                                    0.42(1)    9.73(1)    9.80(1)
-------------------------------------------------------------------------------------------
Class C (%)                                                    4.42(1)   10.00(1)    9.80(1)
-------------------------------------------------------------------------------------------
Class I (%)                                                    6.65      10.43      10.02
-------------------------------------------------------------------------------------------
Lehman Index (%)                                              (2.15)      7.61       7.65
-------------------------------------------------------------------------------------------
S&P Index (%)                                                 21.03      28.54      18.19
-------------------------------------------------------------------------------------------
Lipper Flexible Average (%)                                   12.53      16.84      12.27

EQUITY FUND+

                                                              1 YEAR    5 YEARS    10 YEARS
Class A (%)                                                    4.09      10.54      12.58
-------------------------------------------------------------------------------------------
Class B (%)                                                    4.53(2)   11.41(2)   13.15(2)
-------------------------------------------------------------------------------------------
Class C (%)                                                    8.53(2)   11.63(2)   13.15(2)
-------------------------------------------------------------------------------------------
Class I (%)                                                   10.95      12.16      13.40
-------------------------------------------------------------------------------------------
S&P Index (%)                                                 21.03      28.54      18.19
-------------------------------------------------------------------------------------------
Lipper Growth Average (%)                                     29.32      25.05      16.53

---------------
 * The Balanced Fund's return is compared to the S&P 500 Index ("S&P Index"), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Balanced Fund's return is also compared to the average return of the funds included in the Lipper Flexible Portfolio Funds category average ("Lipper Flexible Average"). This Lipper Flexible Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Balanced Fund. Sales charges are not reflected in the Lipper Flexible Average.

 + The Equity Fund's return is compared to the S&P Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Equity Fund's return is also compared to the average return of the funds included in the Lipper Growth Funds category average ("Lipper Growth Average"). This Lipper Growth Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Equity Fund. Sales charges are not reflected in the Lipper Growth Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Balanced Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and Class C shares were initially offered on January 27, 1999.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the Equity Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

  Federal Income Tax Consequences

     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Balanced Fund and the Equity Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Balanced Fund or the shareholders of the Balanced Fund as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Equity Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Balanced Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Equity Fund shares you receive will include the holding period for your Balanced Fund shares if you hold Balanced Fund shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Equity Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Equity Fund's tax basis in the assets that the Equity Fund receives from the Balanced Fund will be the same as the Balanced Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Equity Fund's holding period in such assets will include the Balanced Fund's holding period in such assets.

     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Trust III. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

     Prior to the closing of the Acquisition, the Balanced Fund and the Equity Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign and other tax laws.

THE TRUSTEES OF TRUST III UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration establishing Trust III provides that any series of Trust III (such as the Balanced Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Balanced Fund may be terminated by majority vote of the Balanced Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Balanced Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust III on behalf of the Balanced Fund, Trust III on behalf of the Equity Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Balanced Fund outstanding at the record date for the Meeting.

                       PROPOSAL 2 -- ELECTION OF TRUSTEES

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust III, of which the Balanced Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust III, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust III. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust III until the next meeting of shareholders of Trust III called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Trustees of Trust III have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust III (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS         TRUSTEE SINCE
------------------             -----------------------------------------         -------------
Douglas A. Hacker         Executive Vice President and Chief Financial           New nominee
(43)                      Officer of UAL, Inc. (airline) since July 1999;
                          Senior Vice President and Chief Financial Officer
                          of UAL, Inc. prior thereto.

Janet Langford Kelly      Executive Vice President -- Corporate Development,     New nominee
(41)                      General Counsel, and Secretary of Kellogg Company
                          (food, beverage and tobacco producer) since
                          September 1999; Senior Vice President, Secretary
                          and General Counsel of Sara Lee Corporation
                          (branded, packaged, consumer-products manufacturer)
                          prior thereto.

Richard W. Lowry          Private Investor since 1987. (Formerly Chairman and        1995
(64)                      Chief Executive Officer of U.S. Plywood Corporation
                          (building products producer) from August 1985 to
                          August 1987.)

Salvatore Macera          Private Investor since 1981. (Formerly Executive           1998
(69)                      Vice President and Director of Itek Corporation
                          (electronics) from 1975 to 1981.)

William E. Mayer(2)       Partner, Park Avenue Equity Partners (venture              1994
(60)                      capital), since November 1996; Dean, College of
                          Business and Management, University of Maryland,
                          prior thereto; Director, Johns Manville (building
                          products producer), Lee Enterprises (print and
                          on-line media) and WR Hambrecht + Co. (financial
                          services provider).

Charles R. Nelson         Van Voorhis Professor, Department of Economics,        New nominee
(57)                      University of Washington; Consultant on economic
                          and statistical matters.

John J. Neuhauser         Academic Vice President and Dean of Faculties,             1985
(57)                      Boston College, since August 1999; Dean, Boston
                          College School of Management, prior thereto.

NOMINEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS         TRUSTEE SINCE
------------------             -----------------------------------------         -------------
Joseph R. Palombo(3)      Trustee of the Stein Roe Mutual Funds since October        2000
(47)                      2000; Executive Vice President and Director of
                          Colonial and Stein Roe & Farnham Incorporated since
                          April 1999; Executive Vice President and Chief
                          Administrative Officer of Liberty Funds Group LLC
                          since April 1999; Director of AlphaTrade Inc.
                          (broker-dealer), Colonial Advisory Services, Inc.,
                          Liberty Funds Distributor, Inc. and Liberty Funds
                          Services, Inc. since April 1999. (Formerly Vice
                          President of the Stein Roe Mutual Funds from April
                          1999 to October 2000, Vice President of the Liberty
                          Mutual Funds from April 1999 to August 2000, and
                          Chief Operating Officer of Putnam Mutual Funds
                          (investments) from 1994 to 1998.)

Thomas E. Stitzel         Business Consultant since 1999; Professor of               1998
(64)                      Finance and Dean, College of Business, Boise State
                          University, prior thereto; Chartered Financial
                          Analyst.

Thomas C. Theobald        Managing Director, William Blair Capital Partners      New nominee
(62)                      (private equity investing), since 1994; Chief
                          Executive Officer and Chairman of the Board of
                          Directors of Continental Bank Corporation (banking
                          services) prior thereto.

Anne-Lee Verville         Consultant since 1997; General Manager, Global             1998
(55)                      Education Industry (global education applications),
                          prior thereto. (Formerly President, Applications
                          Solutions Division, IBM Corporation (global
                          education and global applications), from 1991 to
                          1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the 1940 Act, because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust III are not standing for reelection:

TRUSTEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS           TRUSTEE SINCE
------------------         -----------------------------------------           -------------
Tom Bleasdale       Retired (formerly Chairman of the Board and Chief              1987
(70)                Executive Officer, Shore Bank & Trust Company (banking
                    services) from 1992 to 1993); Director, Empire Co.
                    (food distributor).
Lora S. Collins     Attorney (formerly Attorney, Kramer Levin Naftalis &           1991
(65)                Frankel LLP (law firm) from 1986 to 1996).
James E. Grinnell   Private investor since November 1988.                          1995
(72)
James L. Moody,     Retired (formerly Chairman of the Board, Hannaford             1986
Jr.                 Bros. Co. (food retailer) from 1984 to 1997 and Chief
(70)                Executive Officer prior thereto).

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer, Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust III, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended October 31, 2000, the Board of Trustees of Trust III (excluding the Liberty Federal Securities Fund, which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings, and the Governance Committee held five meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE BALANCED FUND VOTE FOR EACH NOMINEE IN PROPOSAL 2.

  Required Vote for Proposal 2

     A plurality of the votes cast at the Meeting for Trust III, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust III. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of Trust III are soliciting proxies from the shareholders of the Balanced Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meeting

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Balanced Fund or by employees or agents of Crabbe Huson Group, Inc. ("Crabbe Huson"), each Fund's investment advisor, and its affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a.  By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d.  In person at the Meeting.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition to be borne by the Balanced Fund and the Equity Fund are approximately $20,000 and $22,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of the Balanced Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Balanced Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Balanced Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Balanced Fund at the Meeting. Shareholders of the Balanced Fund vote together with the shareholders of the other series of Trust III for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust III constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisor's, Underwriter's and Administrator's Addresses. The address of each Fund's investment advisor, Crabbe Huson Group, Inc., is 121 S. W. Morrison, Suite 1400, Portland, Oregon 97204. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of each Fund's administrator, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Balanced Fund and Trust III the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Balanced Fund and Trust III entitled to vote at the Meeting. It also lists for the Equity Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of Trust III and their shareholdings in the Funds and Trust III.

     Adjournments; Other Business. If the Balanced Fund or Trust III, as applicable, has not received enough votes by the time of the Meeting to approve any Proposal, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Balanced Fund or Trust III, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Balanced Fund intends to present or knows that others will present is Proposals 1 and 2. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Balanced Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust III, of which the Balanced Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Balanced Fund or Trust III must be received by the Balanced Fund or Trust III in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Balanced Fund, care of Trust III, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among Liberty Funds Trust III (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Contrarian Balanced Fund (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust III (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Contrarian Equity Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, C and I shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 16, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or

         Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended October 31, 1999 of the Acquired Fund, audited by Ernst & Young LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

        (g) Since April 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the

            Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
            5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of April 30, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended October 31, 1999 of the Acquiring Fund, audited by Ernst & Young LLP, and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

        (h) Since April 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class I shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
            5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

          (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

          (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

          (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

          (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

          (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

          (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

          (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, fifty percent (50%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

          (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

          (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust III, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and Acquiring Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          LIBERTY FUNDS TRUST III,
                                          on behalf of Liberty Contrarian
                                          Balanced Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
--------------------------------------------------

                                          LIBERTY FUNDS TRUST III, on behalf of
                                          Liberty Contrarian Equity Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
--------------------------------------------------

                                          Solely for purposes of Section 9.2 of
                                          the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
--------------------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE BALANCED FUND AND TRUST III AND SHARES OUTSTANDING OF THE EQUITY FUND

     For each class of the Balanced Fund's shares and Trust III's shares entitled to vote at the Meeting, and for each class of the Equity Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND OR TRUST                                  CLASS    ENTITLED TO VOTE
-------------                                  -----    ----------------
BALANCED FUND................................   A           1,893,432
                                                B               9,222
                                                C                 281
                                                I           1,115,266

TRUST III....................................             297,008,531

EQUITY FUND..................................   A           4,080,502
                                                B              28,817
                                                C                 609
                                                I             591,405

OWNERSHIP OF SHARES

     As of September 29, 2000, Trust III believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                                     PERCENTAGE OF
                                                                   NUMBER OF          OUTSTANDING
                                                               OUTSTANDING SHARES      SHARES OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER         OF CLASS OWNED       CLASS OWNED
--------------           -------------------------------       ------------------    -------------
BALANCED FUND
CLASS B..............  Investors Bank & Trust Co.                     743.446             8.06%
                       Patricia L. Lyons Rollover IRA
                       241 Gropp Avenue
                       Hamilton, NJ 08610

CLASS C..............  N&S Electric Inc.                               40.595            14.45%
                       401K Retirement Plan
                       A/C Gery Maggi
                       15 Kellers Farm Road
                       Easton, CT 06612


                       Colonial Management Associates, Inc.            86.725            30.88%
                       Attn: Finance Department
                       One Financial Center
                       Boston, MA 02111-2621

                                                                                     PERCENTAGE OF
                                                                   NUMBER OF          OUTSTANDING
                                                               OUTSTANDING SHARES      SHARES OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER         OF CLASS OWNED       CLASS OWNED
--------------           -------------------------------       ------------------    -------------

                       Investors Bank & Trust Co.                     153.528             54.67%
                       Custodian
                       Leslie J. Littleton Rollover IRA
                       1550 Yellowstone Avenue #116
                       Pocatello, ID 83201

CLASS I..............  Union Bank TR Nominee*                      86,138.598             7.72%
                       FBO Toc-Burgermeister
                       610001272-08
                       P.O. Box 85484
                       San Diego, CA 92186


                       Norma F. Cole                               79,939.551             7.17%
                       2590 Birch Lane
                       Eugene, OR 97403-2135


                       Mary H. Stevenson                           71,826.067             6.44%
                       P.O. Box 375
                       White Salmon, WA 98672-0375


                       Investors Bank & Trust Co.                  68,833.045             6.17%
                       Custodian
                       Joanne Panian Rollover IRA
                       16112 NW Claremont Drive
                       Portland, OR 97229-7836


                       Northwestern Trust Company                 631,365.355            56.61%
                       Custodian
                       FBO IBEW Local 76
                       Supplemental Income Fund
                       1201 3rd Avenue, Ste. 2010
                       Seattle, WA 98101


                       Enele Co.                                  103,007.900             9.24%
                       FBO Wealthtrack Operations
                       601 SW 2nd Avenue
                       Portland, OR 97204-3154

EQUITY FUND
CLASS B..............  Investors Bank & Trust Co                    1,479.255             5.13%
                       Custodian
                       Morris E. Kinghorn Rollover
                       IRA
                       P.O. Box 83
                       Pocatello, ID 83204


                       Investors Bank & Trust Co                    1,616.486             5.61%
                       Trustee
                       Arms Inc.
                       401(K) Plan
                       A/C Patrick J. Hanigan
                       2447 E. Sunshine Drive
                       Boise, ID 83712

                                                                                     PERCENTAGE OF
                                                                   NUMBER OF          OUTSTANDING
                                                               OUTSTANDING SHARES      SHARES OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER         OF CLASS OWNED       CLASS OWNED
--------------           -------------------------------       ------------------    -------------
CLASS C..............  Colonial Management Associates, Inc.            62.691            10.30%
                       Attn: Finance Department
                       One Financial Center
                       Boston, MA 02111-2621


                       Investors Bank & Trust Co.                      75.327            12.38%
                       Trustee
                       Morgan Franklin Corporation
                       401K Retirement Plan
                       A/C Robert Franklin
                       47042 Dixon Court
                       Lexington Park, MD 20653


                       Investors Bank & Trust Co.                      31.998             5.26%
                       Trustee
                       Morgan Franklin Corporation
                       401K Retirement Plan
                       A/C Angela Dawn Foret
                       45803 Spruce Drive
                       Lexington Park, MD 20653


                       Don A. McKee                                    89.993            14.79%
                       Molly McKee
                       3917 Oakwood Drive N.
                       Pearland, TX 77581


                       Investors Bank & Trust Co.                     284.402            46.74%
                       Custodian
                       Clyde Williams SARSEP Plan
                       Burnt Ranch Road
                       Cherry Creek Ranch
                       Mitchell, OR 97750


                       Investors Bank & Trust Co.                      41.083             6.75%
                       Custodian
                       Susan C. Williams SARSEP Plan
                       43861 Burnt Ranch Road
                       Mitchell, OR 97750

CLASS I..............  Northwestern Trust Company                 470,458,694            79.55%
                       Custodian
                       FBO IBEW Local 76
                       Supplemental Income Fund
                       1201 3rd Avenue, Ste. 2010
                       Seattle, WA 98101


                       Bidwell & Company                          113,624.910            19.21%
                       Bruce N. Hildreth
                       209 SW Oak Street
                       Portland, OR 97204-2791

---------------
* Shares are believed to be held only as nominee.

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Equity Fund upon consummation of the
Acquisition:

                                                                           PERCENTAGE OF
                                                                       OUTSTANDING SHARES OF
                                                                         CLASS OWNED UPON
                                                                          CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER            ACQUISITION
--------------                   -------------------------------       ---------------------
BALANCED FUND
CLASS B......................  Investors Bank & Trust Co.                       1.45%
                               Patricia L. Lyons Rollover IRA
                               241 Gropp Avenue
                               Hamilton, NJ 08610

CLASS C......................  N&S Electric Inc.                                3.47%
                               401K Retirement Plan
                               A/C Gery Maggi
                               15 Kellers Farm Road
                               Easton, CT 06612

                               Colonial Management Associates, Inc.             7.41%
                               Attn: Finance Department
                               One Financial Center
                               Boston, MA 02111-2621

                               Investors Bank & Trust Co.                      13.12%
                               Custodian
                               Leslie J. Littleton Rollover IRA
                               1550 Yellowstone Avenue #116
                               Pocatello, ID 83201

CLASS I......................  Union Bank TR Nominee*                           4.31%
                               FBO TOC-Burgermeister
                               610001272-08
                               P.O. Box 85484
                               San Diego, CA 92186

                               Norma F. Cole                                    4.00%
                               2590 Birch Lane
                               Eugene, OR 97403-2135

                               Mary H. Stevenson                                3.59%
                               P.O. Box 375
                               White Salmon, WA 98672-0375

                               Investors Bank & Trust Co.                       3.44%
                               Custodian
                               Joanne Panian Rollover IRA
                               16112 NW Claremont Drive
                               Portland, OR 97229-7836

                                                                           PERCENTAGE OF
                                                                       OUTSTANDING SHARES OF
                                                                         CLASS OWNED UPON
                                                                          CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER            ACQUISITION
--------------                   -------------------------------       ---------------------
                               Northwestern Trust Company                      31.58%
                               Custodian
                               FBO IBEW Local 76
                               Supplemental Income Fund
                               1201 3rd Avenue, Ste. 2010
                               Seattle, WA 98101

                               Enele Co.                                        5.15%
                               FBO Wealthtrack Operations
                               601 SW 2nd Avenue
                               Portland, OR 97204-3154

EQUITY FUND
CLASS B......................  Investors Bank & Trust Co                        4.21%
                               Custodian
                               Morris E. Kinghorn Rollover IRA
                               P.O. Box 83
                               Pocatello, ID 83204

                               Investors Bank & Trust Co Trustee                4.60%
                               Arms Inc.
                               401(K) Plan
                               A/C Patrick J. Hanigan
                               2447 E. Sunshine Drive
                               Boise, ID 83712

CLASS C......................  Colonial Management Associates, Inc.             7.84%
                               Attn: Finance Department
                               One Financial Center
                               Boston, MA 02111-2621

                               Investors Bank & Trust Co.                       9.42%
                               Trustee
                               Morgan Franklin Corporation
                               401K Retirement Plan
                               A/C Robert Franklin
                               47042 Dixon Court
                               Lexington Park, MD 20653

                               Investors Bank & Trust Co.                       4.00%
                               Trustee
                               Morgan Franklin Corporation
                               401K Retirement Plan
                               A/C Angela Dawn Foret
                               45803 Spruce Drive
                               Lexington Park, MD 20653

                               Don A. McKee                                    11.25%
                               Molly McKee
                               3917 Oakwood Drive N.
                               Pearlanad, TX 77581

                                                                           PERCENTAGE OF
                                                                       OUTSTANDING SHARES OF
                                                                         CLASS OWNED UPON
                                                                          CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER            ACQUISITION
--------------                   -------------------------------       ---------------------
                               Investors Bank & Trust Co.                      35.55%
                               Custodian
                               Clyde Williams SARSEP Plan
                               Burnt Ranch Road
                               Cherry Creek Ranch
                               Mitchell, OR 97750

                               Investors Bank & Trust Co.                       5.14%
                               Custodian
                               Susan C. Williams SARSEP Plan
                               43861 Burnt Ranch Road
                               Mitchell, OR 97750

CLASS I......................  Northwestern Trust Company                      35.21%
                               Custodian
                               FBO IBEW Local 76
                               Supplemental Income Fund
                               1201 3th Avenue, Ste. 2010
                               Seattle, WA 98101

                               Bidwell & Company                                8.50%
                               Bruce N. Hildreth
                               209 SW Oak Street
                               Portland, OR 97204-2791

---------------
* Shares are believed to be held only as nominee.

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                      -------------------------------------    ------------
Stephen E. Gibson....................  President of the Stein Roe Mutual            1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December 1998);
                                       Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe & Farnham Incorporated
                                       ("Stein Roe") (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)

William J. Ballou....................  Assistant Secretary of the Stein Roe         2000
(35)                                   Mutual Funds since May 2000;
                                       Secretary of the Liberty Mutual Funds
                                       since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Vice President,
                                       Assistant Secretary and Counsel of
                                       Colonial since October 1997; Vice
                                       President and Counsel since April
                                       2000, and Assistant Secretary since
                                       December 1998 of LFG; Associate
                                       Counsel, Massachusetts Financial
                                       Services Company (financial services
                                       provider) prior thereto.

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                      -------------------------------------    ------------
Kevin M. Carome......................  Executive Vice President of the              1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

---------------
** Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end(1):

                                                             BALANCED FUND    EQUITY FUND
TRUSTEE                                                        10/31/99        10/31/99
-------                                                      -------------    -----------
Mr. Bleasdale..............................................      $797(2)        $1,146(3)
Ms. Collins................................................       749            1,077
Mr. Grinnell...............................................       781            1,123
Mr. Lowry..................................................       757            1,088
Mr. Macera.................................................       750            1,078
Mr. Mayer..................................................       770            1,105
Mr. Moody..................................................       694(4)           993(5)
Mr. Neuhauser..............................................       793            1,139
Mr. Stitzel................................................       750            1,078
Ms. Verville...............................................       741(6)         1,066(7)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale...............................................       $103,000(8)
Ms. Collins.................................................         96,000
Mr. Grinnell................................................        100,000
Mr. Lowry...................................................         97,000
Mr. Macera..................................................         95,000
Mr. Mayer...................................................        101,000
Mr. Moody...................................................         91,000(9)
Mr. Neuhauser...............................................        101,252
Mr. Stitzel.................................................         95,000
Ms. Verville................................................         96,000(10)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds").

TRUSTEE                                                    TOTAL COMPENSATION(11)
-------                                                    ----------------------
Mr. Grinnell.............................................         $25,000
Mr. Lowry................................................          25,000
Mr. Mayer................................................          25,000
Mr. Neuhauser............................................          25,000

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2) Includes $410 payable in later years as deferred compensation.

 (3) Includes $593 payable in later years as deferred compensation.

 (4) Total compensation of $694 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (5) Total compensation of $993 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (6) Total compensation of $741 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (7) Total compensation of $1,066 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (8) Includes $52,000 payable in later years as deferred compensation.

 (9) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

                                                                      APPENDIX C

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Balanced Fund and the Equity Fund as of April 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Balanced Fund by the Equity Fund at net asset value as of that date:

                                                                                         EQUITY FUND
                                        BALANCED       EQUITY FUND        PRO FORMA       PRO FORMA
                                          FUND       (ACQUIRING FUND)   ADJUSTMENTS(1)   COMBINED(2)
                                       -----------   ----------------   --------------   ------------
Class A
Net asset value......................  $27,781,136     $89,923,387        $ (32,866)     $117,671,657
Shares outstanding...................    2,168,730       4,803,141         (685,992)        6,285,879
Net asset value per share............  $     12.81     $     18.72                       $      18.72

Class B
Net asset value......................  $    29,756     $   481,057        $    (119)     $    510,694
Shares outstanding...................        2,326          25,986             (725)           27,587
Net asset value per share............  $     12.79     $     18.51                       $      18.51

Class C
Net asset value......................  $     3,215     $    11,102        $      (4)     $     14,313
Shares outstanding...................          251             600              (78)              773
Net asset value per share............  $     12.79     $     18.52                       $      18.52

Class I
Net asset value......................  $14,141,083     $10,875,954        $  (9,165)     $ 25,007,872
Shares outstanding...................    1,105,633         578,080         (354,492)        1,329,221
Net asset value per share............  $     12.79     $     18.81                       $      18.81

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $20,198 and $21,956 to be borne by the Balanced Fund and the Equity Fund, respectively.

(2) Assumes the Acquisition was consummated on April 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Equity Fund will be received by the shareholders of the Balanced Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Equity Fund that actually will be received on or after such date.

                                                                      APPENDIX D

       MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF OCTOBER 31, 1999

                         LIBERTY CONTRARIAN EQUITY FUND

PORTFOLIO MANAGERS' REPORT

  Fund underperformed in a difficult market environment

     For the 12 months ended October 31, 1999, the Fund had a total return of 5.29%, based on Class A shares without a sales charge. The Fund's performance was held back primarily by the increasing volatility and preference for large-cap growth stocks during much of the period, but also by disappointing returns from holdings in the non-pharmaceutical health care sector. This industry has been ravaged by cuts in Medicare, legal problems and competition, and stocks of many health providers have dropped to extremely low levels. Our belief is that these companies will have to raise premiums to survive, which will help them return to profitability. The prices of these stocks have been driven to levels that are incredibly low, making them good candidates for our contrarian management style. The Fund has a mid-cap bias in its weighting, which is a reflection of where we have found opportunities in the past few years. The Fund is not restricted by prospectus to certain capitalization size.

  Energy and basic materials performed well at varying times during the year

     One of the Fund's largest weightings is in the energy sector, which performed well in the latter half of the period, when energy prices rose dramatically. In the first half of the period, we had a large weighting in basic materials stocks, including companies in the metals, paper and chemicals industries. These stocks did extremely well when the market broadened in the second quarter and basic materials stocks soared. For example, we had a large holding of Alcoa (2.0% of net assets) -- the nation's largest aluminum company -- which rose 50% in the month of April alone. We have since tapered our basic materials holdings but still maintain positions in solid companies like Alcoa.

  In technology, a focus on companies, not industries

     In the technology sector, as in our general management strategy, we look for companies rather than industries. Our technology holdings are a diverse group. They include Hewlett Packard (1.4% of net assets), a diversified computer hardware firm; PeopleSoft (1.4%), which makes integrated corporate software systems, or "enterprise" software; Seagate (1.0%), a data storage manufacturer; 3Com (1.5%), a networking systems manufacturer; and Oracle (1.6%), a leader in large-scale database software. As contrarians, we look for catalysts that can change investor perception. For example, PeopleSoft is coming out with a new version of their enterprise software package that we anticipate will have strong potential in the Year 2000. Seagate, a computer data storage company that has very strong financials and cutting-edge technology, has been subject to intense pricing pressure throughout the industry. We expect this competition to sort itself out over the next year and are optimistic about Seagate's prospects once that occurs.

  Outlook: anticipation of market broadening

     We believe the stock market may broaden to include stocks of small- and mid-cap companies. One indicator is the continued recovery in several important global economies-especially Southeast Asia and Japan. The Asian economic crisis and corresponding global deflation have significantly impacted the profitability of small- and mid-sized companies, and the earnings of large blue chip companies have been much stronger on a relative basis. If the global economy continues to improve, we anticipate that an improvement in the earnings of small- and mid-sized companies will also occur because many of these firms do a great deal of business overseas. In addition, the earnings growth rates of large-cap companies have been slowing, and the earnings growth rates of smaller companies generally have been improving. Since investors tend to recognize these factors when valuing stocks, we believe that small- and mid-cap companies that show strong earnings growth have excellent long-term potential.

/s/ Robert E. Anton
/s/ Marian L. Kessler

PERFORMANCE INFORMATION

  Equity Fund Investment Performance vs. Standard & Poor's 500 Index

             CHANGE IN VALUE OF $10,000 FROM 10/31/1989 - 10/31/99
                 CLASS A SHARES, WITH AND WITHOUT SALES CHARGE
[LINE GRAPH]

                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE          S & P 500 INDEX
                                                -------------------------    ----------------------          ---------------
1989                                                    10000.00                     9425.00                    10000.00
1990                                                     8502.00                     8013.00                     9252.00
1991                                                    12960.00                    12215.00                    12344.00
1992                                                    14578.00                    13740.00                    13572.00
1993                                                    19027.00                    17933.00                    15596.00
1994                                                    20528.00                    19348.00                    16198.00
1995                                                    23273.00                    21935.00                    20476.00
1996                                                    26480.00                    24957.00                    25406.00
1997                                                    34390.00                    32412.00                    33562.00
1998                                                    30923.00                    29145.00                    40949.00
1999                                                    32409.00                    30545.00                    51454.00

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 10/31/1989 TO
                                   10/31/1999

                                        WITHOUT           WITH
                                      SALES CHARGE    SALES CHARGE
                                      ------------    ------------
Class A.............................    $32,409         $30,545
Class B.............................    $32,177         $32,177
Class C.............................    $32,197         $32,197
Class I.............................    $32,815              --

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/99

SHARE CLASS                             A                    B                    C                I
INCEPTION DATE                      1/31/1989            1/27/1999            1/27/1999        10/31/1999
--------------                  -----------------    -----------------    -----------------    ----------
                                WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH
                                 SALES     SALES      SALES     SALES      SALES     SALES
                                CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
1 year........................    5.29%    (0.76)%     4.54%    (0.41)%     4.60%     3.61%       5.75%
5 years.......................    9.67%     8.37%      9.51%     9.23%      9.52%     9.52%       9.94%
10 years......................   12.48%    11.81%     12.40%    12.40%     12.40%    12.40%      12.62%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99

SHARE CLASS                             A                    B                    C                I
-----------                     -----------------    -----------------    -----------------    ----------
                                WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH
                                 SALES     SALES      SALES     SALES      SALES     SALES
                                CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE
1 year........................   16.88%    10.16%     16.13%    11.13%     16.13%    15.13%      17.36%
5 years.......................   10.12%     8.82%      9.98%     9.70%      9.98%     9.98%      10.38%
10 years......................   12.21%    11.55%     12.14%    12.14%     12.14%    12.14%      12.34%

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C and I share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

                             LIBERTY FUNDS TRUST III

                         LIBERTY CONTRARIAN EQUITY FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Contrarian Balanced Fund (the "Acquired Fund"), a series of Liberty Funds Trust III, by the Liberty Contrarian Equity Fund (the "Acquiring Fund"), a series of Liberty Funds Trust III.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.


                                Table of Contents

I.   Additional Information about the Acquiring Fund and the Acquired Fund.... 2

II.  Financial Statements..................................................... 2

I.   Additional Information about the Acquiring Fund and the Acquired Fund.


     Incorporated by reference to Post-Effective Amendment No.114 to the Registrant's Registration Statement Form N-1A (filed on February 16, 2000) (Registration Nos. 2-15184 and 811-881).

II.  Financial Statements.

     This SAI is accompanied by the Semi-Annual Report for the six months ended April 30, 2000 and the Annual Report for the year ended October 31, 1999 of the Acquiring Fund and the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

     Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

SCHEDULE OF INVESTMENTS                                LIBERTY CONTRARIAN         LIBERTY CONTRARIAN               PRO-FORMA
APRIL 30, 2000                                           BALANCED FUND               EQUITY FUND                 COMBINED FUND
                                                     ----------------------     ----------------------    ------------------------

                                                     SHARES      VALUE           SHARES       VALUE          SHARES       VALUE

COMMON STOCKS - 82.5%

FINANCE, INSURANCE & REAL ESTATE - 13.1%
      DEPOSITORY INSTITUTIONS - 2.5%
          First Union Corp.                           10,700   $   341,063        45,400   $ 1,447,125        56,100   $ 1,788,188
          U.S. Bancorp                                17,200       349,375        71,400     1,450,313        88,600     1,799,688
                                                               -----------                 -----------                 -----------
                                                                   690,438                   2,897,438                   3,587,876

      INSURANCE CARRIERS - 9.3%
          Ace, Ltd.                                   28,200       675,038       116,800     2,795,900       145,000     3,470,938
          Chubb Corp.                                  7,200       458,100        30,200     1,921,475        37,400     2,379,575
          MGIC Investment Corp.                        5,600       267,750        23,100     1,104,469        28,700     1,372,219
          United Healthcare Corp.                     12,400       826,832        49,000     3,267,320        61,400     4,094,152
          Wellpoint Health Networks, Inc.              5,300       390,875        22,000     1,622,500        27,300     2,013,375
                                                               -----------                 -----------                 -----------
                                                                 2,618,595                  10,711,664                  13,330,259

      NONDEPOSITORY CREDIT INSTITUTIONS - 1.3%
          Countrywide Credit Industries, Inc.         13,200       364,650        52,200     1,442,025        65,400     1,806,675

MANUFACTURING - 34.1%
      APPAREL - 1.1%
          Liz Claiborne, Inc.                          6,400       296,400        26,500     1,227,281        32,900     1,523,681

      CHEMICALS & ALLIED PRODUCTS - 4.3%
          Biogen Inc.(a)                               4,500       264,656        18,600     1,093,913        23,100     1,358,569
          Goodrich (B.F.) Co.                          9,900       315,563        41,300     1,316,437        51,200     1,632,000
          Smith International, Inc.                    2,300       174,800         9,400       714,400        11,700       889,200
          Watson Pharmaceuticals, Inc.(a)              9,100       408,931        37,700     1,694,144        46,800     2,103,075
                                                               -----------                 -----------                 -----------
                                                                 1,163,950                   4,818,894                   5,982,844

      COMMUNICATIONS EQUIPMENT - 1.5%
          Lucent Technologies, Inc.                    6,700       416,656        27,900     1,735,031        34,600     2,151,687

      ELECTRONIC & ELECTRICAL EQUIPMENT - 2.3%
          Advanced Micro Devices, Inc.                 7,100       623,025        29,600     2,597,400        36,700     3,220,425

      FOOD & KINDRED PRODUCTS - 4.9%
          IBP, Inc.                                   30,900       509,850       122,200     2,016,300       153,100     2,526,150
          Keebler Foods Co.                            6,100       191,769        25,200       792,225        31,300       983,994
          Philip Morris Companies, Inc.               17,000       371,875        70,600     1,544,375        87,600     1,916,250
          Sara Lee Corp.                              21,000       315,000        87,000     1,305,000       108,000     1,620,000
                                                               -----------                 -----------                 -----------
                                                                 1,388,494                   5,657,900                   7,046,394

      MACHINERY & COMPUTER EQUIPMENT - 6.5%
          Baker Hughes, Inc.                          22,600       718,962        93,800     2,984,012       116,400     3,702,974
          Compaq Computer Corp.                        9,200       269,100        38,300     1,120,275        47,500     1,389,375
          McDermott International, Inc.               31,500       255,937       130,600     1,061,125       162,100     1,317,062
          Seagate Technology, Inc.(a)                  3,400       172,763        14,300       726,619        17,700       899,382
          Silicon Graphics, Inc. (a)                  52,100       374,469       216,100     1,553,219       268,200     1,927,688
                                                               -----------                 -----------                 -----------
                                                                 1,791,231                   7,445,250                   9,236,481

      MEASURING & ANALYZING INSTRUMENTS - 4.5%
          Becton, Dickinson & Co.                     12,500       320,313        51,900     1,329,937        64,400     1,650,250
          Eastman Kodak Co.                           10,700       598,531        44,600     2,494,813        55,300     3,093,344
          Healtheon/WebMD Corp.(a)                    18,400       387,550        74,900     1,577,581        93,300     1,965,131
                                                               -----------                 -----------                 -----------
                                                                 1,306,394                   5,402,331                   6,708,725

      MISCELLANEOUS MANUFACTURING - 2.0%
          Tyco International Ltd.                     12,300       565,031        50,300     2,310,656        62,600     2,875,687

      PETROLEUM REFINING - 0.9%
          USX-Marathon Group                          10,700       249,444        44,400     1,035,075        55,100     1,284,519

      PRIMARY METAL - 2.2%
          Alcoa, Inc.                                  9,500       616,313        39,300     2,549,588        48,800     3,165,901

      TRANSPORTATION EQUIPMENT - 3.9%
          Daimler Chrysler AG                          4,000       230,250        16,700       961,294        20,700     1,191,544
          Dephi Automotive Systems Corp.              15,500       296,437        64,200     1,227,825        79,700     1,524,262
          Ford Motor Co.                              10,400       568,750        43,000     2,351,562        53,400     2,920,312
                                                               -----------                 -----------                 -----------
                                                                 1,095,437                   4,540,681                   5,636,118

MINING & ENERGY - 5.1%
      CRUDE, PETROLEUM & NATURAL GAS - 1.6%
          Burlington Resources, Inc.                  11,500       452,094        47,800     1,879,138        59,300     2,331,232

      OIL & GAS EXTRACTION - 2.0%
          Union Pacific Resources Group, Inc.         28,400       544,925       118,100     2,266,044       146,500     2,810,969

      OIL & GAS FIELD SERVICES - 1.5%
          Schlumberger Ltd.                            5,600       428,750        23,300     1,783,906        28,900     2,212,656

RETAIL TRADE - 4.3%
      FOOD STORES - 1.3%
          Albertson's, Inc.                           11,400       371,213        47,500     1,546,719        58,900     1,917,932

      GENERAL MERCHANDISE STORES - 0.8%
          Federated Department Stores, Inc.(a)         6,700       227,800        27,900       948,600        34,600     1,176,400

      RESTAURANTS - 2.2%
          Darden Restaurants, Inc.                                           32,100        591,844       133,200     2,455,875

SERVICES - 15.3%
      AUTO REPAIR, RENTAL & PARKING - 1.4%
          Hertz Corp., Class A                                               12,600        392,963        52,400     1,634,225

      COMPUTER RELATED SERVICES - 6.7%
          Ariba, Inc.                                                         8,100        600,918        32,900     2,440,769
          At Home Corp. Series A(a)                                           5,700        106,163        23,800       443,275
          Commerce One, Inc.(a)                                               3,100        189,294        12,900       787,706
          Convergys Corp.(a)                                                 10,400        457,600        43,100     1,896,400
          Deluxe Corp.                                                       19,900        501,231        82,400     2,075,450
                                                                                       -----------                 -----------
                                                                                         1,855,206                   7,643,600

      COMPUTER SOFTWARE - 1.8%
          Microsoft Corp.(a)                                                  4,400        306,900        18,400     1,283,400
          PeopleSoft, Inc.(a)                                                14,300        199,305        59,100       823,706
                                                                                       -----------                 -----------
                                                                                           506,205                   2,107,106

      HEALTH SERVICES - 5.4%
          Health Management Associates, Inc.(a)                              40,000        637,500       166,100     2,647,218
          Healthsouth Corp.(a)                                               50,900        410,381       211,200     1,702,800
          Tenet Healthcare Corp.(a)                                          18,200        464,100        75,700     1,930,350
                                                                                       -----------                 -----------
                                                                                         1,511,981                   6,280,368

TRANSPORTATION, COMMUNICATION,
ELECTRICITY, GAS, & SANITARY SERVICES - 9.5%
      AIR TRANSPORTATION - 1.2%
          British Airways PLC ADR                                             6,300        331,538        26,200     1,378,775

      ELECTRIC SERVICES - 2.4%
          Duke Power Co.                                                      9,700        557,750        40,200     2,311,500
          P G & E Corp.                                                       4,100        106,343        17,200       446,124
                                                                                       -----------                 -----------
                                                                                           664,093                   2,757,624

      GAS SERVICES - 2.5%
          Columbia Energy Group                                               7,200        451,800        30,000     1,882,500
          El Paso Energy Corp.                                                5,800        246,500        23,900     1,015,750
                                                                                       -----------                 -----------
                                                                                           698,300                   2,898,250

      SANITARY SERVICES - 0.3%
          Waste Management, Inc.                                              5,200         82,550        21,500       341,313

      TELECOMMUNICATION - 2.2%
          MediaOne Group(a)                                                   8,250        623,906        34,100     2,578,813

      WATER TRANSPORTATION - 0.9%
          Carnival Corp.                                                     10,100        251,238        42,500     1,057,188

WHOLESALE TRADE - 1.1%
      DURABLE GOODS - 1.1%
          Grainger (W.W.) Inc.                                                6,700        290,613        27,800     1,205,825
                                                                                       -----------                 -----------

TOTAL COMMON STOCKS (COST $19,641,676,
          $82,455,803 AND $102,097,479)                                                 23,011,276                  95,134,583
                                                                                       -----------                 -----------

CORPORATE FIXED INCOME BONDS - 5.2%                     RATE   MATURITY      PAR                           PAR
FINANCE, INSURANCE & REAL ESTATE - 1.5%
      INSURANCE CARRIERS - 0.6%

          Conesco, Inc.                                7.875%  12/15/00     400,000        304,000
          Lincoln National Corp.                       6.500%   3/15/08     630,000        566,131
                                                                                      ------------
                                                                                           870,131

      NONDEPOSITORY CREDIT INSTITUTIONS - 0.5%
          General Motors Acceptance Corp.              9.000%  10/15/02     655,000        676,792

      SECURITY BROKERS & DEALERS - 0.4%
          Bear Sterns Cos. Inc.                        6.875%   10/1/05     580,000        552,108

MANUFACTURING - 1.7%
      CHEMICALS & ALLIED PRODUCTS - 0.4%
          E.I. DuPont de Nemours & Co.                 8.250%   9/15/06      20,000         20,603
          Eli Lilly & Co.                              8.375%   12/1/06     550,000        574,745
                                                                                      ------------
                                                                                           595,348

      FABRICATED METAL - 0.4%
          Snap-on, Inc.                                6.625%   10/1/05     550,000        526,405

      FOOD & KINDRED PRODUCTS - 0.4%
          Anheuser Busch Cos. Inc.                     7.000%    9/1/05     550,000        529,765

      RUBBER & PLASTIC - 0.2%
          Premark International, Inc.                  6.875%  11/15/08     300,000        286,752

      STONE, CLAY, GLASS & CONCRETE - 0.3%
          Ownes-Illinois, Inc.                         7.350%   5/15/08     400,000        354,724

RETAIL TRADE - 0.3%


      RESTAURANTS - 2.2%
          Darden Restaurants, Inc.                         165,300     3,047,719

SERVICES - 15.3%
      AUTO REPAIR, RENTAL & PARKING - 1.4%
          Hertz Corp., Class A                              65,000     2,027,188

      COMPUTER RELATED SERVICES - 6.7%
          Ariba, Inc.                                       41,000     3,041,687
          At Home Corp. Series A(a)                         29,500       549,438
          Commerce One, Inc.(a)                             16,000       977,000
          Convergys Corp.(a)                                53,500     2,354,000
          Deluxe Corp.                                     102,300     2,576,681
                                                                     -----------
                                                                       9,498,806

      COMPUTER SOFTWARE - 1.8%
          Microsoft Corp.(a)                                22,800     1,590,300
          PeopleSoft, Inc.(a)                               73,400     1,023,011
                                                                     -----------
                                                                       2,613,311

      HEALTH SERVICES - 5.4%
          Health Management Associates, Inc.(a)            206,100     3,284,718
          Healthsouth Corp.(a)                             262,100     2,113,181
          Tenet Healthcare Corp.(a)                         93,900     2,394,450
                                                                     -----------
                                                                       7,792,349

TRANSPORTATION, COMMUNICATION,
ELECTRICITY, GAS, & SANITARY SERVICES - 9.5%
      AIR TRANSPORTATION - 1.2%
          British Airways PLC ADR                           32,500     1,710,313

      ELECTRIC SERVICES - 2.4%
          Duke Power Co.                                    49,900     2,869,250
          P G & E Corp.                                     21,300       552,467
                                                                     -----------
                                                                       3,421,717

      GAS SERVICES - 2.5%
          Columbia Energy Group                             37,200     2,334,300
          El Paso Energy Corp.                              29,700     1,262,250
                                                                     -----------
                                                                       3,596,550

      SANITARY SERVICES - 0.3%
          Waste Management, Inc.                            26,700       423,863

      TELECOMMUNICATION - 2.2%
          MediaOne Group(a)                                 42,350     3,202,719

      WATER TRANSPORTATION - 0.9%
          Carnival Corp.                                    52,600     1,308,426

WHOLESALE TRADE - 1.1%
      DURABLE GOODS - 1.1%
          Grainger (W.W.) Inc.                              34,500     1,496,438
                                                                     -----------

TOTAL COMMON STOCKS (COST $19,641,676,
          $82,455,803 AND $102,097,479)                              118,145,859
                                                                     -----------

CORPORATE FIXED INCOME BONDS - 5.2%                          PAR
FINANCE, INSURANCE & REAL ESTATE - 1.5%
      INSURANCE CARRIERS - 0.6%

          Conesco, Inc.                                    400,000       304,000
          Lincoln National Corp.                           630,000       566,131
                                                                    ------------
                                                                         870,131

      NONDEPOSITORY CREDIT INSTITUTIONS - 0.5%
          General Motors Acceptance Corp.                  655,000       676,792

      SECURITY BROKERS & DEALERS - 0.4%
          Bear Sterns Cos. Inc.                            580,000       552,108

MANUFACTURING - 1.7%
      CHEMICALS & ALLIED PRODUCTS - 0.4%
          E.I. DuPont de Nemours & Co.                      20,000        20,603
          Eli Lilly & Co.                                  550,000       574,745
                                                                    ------------
                                                                         595,348

      FABRICATED METAL - 0.4%
          Snap-on, Inc.                                    550,000       526,405

      FOOD & KINDRED PRODUCTS - 0.4%
          Anheuser Busch Cos. Inc.                         550,000       529,765

      RUBBER & PLASTIC - 0.2%
          Premark International, Inc.                      300,000       286,752

      STONE, CLAY, GLASS & CONCRETE - 0.3%
          Ownes-Illinois, Inc.                             400,000       354,724

RETAIL TRADE - 0.3%

                                                            LIBERTY CONTRARIAN                           LIBERTY CONTRARIAN
                                                               BALANCED FUND                                EQUITY FUND
                                                      -----------------------------                    -----------------------
                                                      RATE     MATURITY   PAR                          PAR
      FOOD STORES - 0.3%
          Kroger Co.                                   7.000%    5/1/18     550,000        467,594

      GENERAL MERCHANDISE STORES - 0.0%
          Wal-Mart Stores, Inc.                        8.000%   9/15/06      30,000         30,738


TRANSPORTATION, COMMUNICATION, ELECTRICITY,
   GAS, & SANITARY SERVICES - 1.7%
      ELECTRIC SERVICES - 0.1%
          PacifiCorp                                   6.375%   5/15/08     200,000        182,916

      TELECOMMUNICATION - 1.6%
          CBS Corp.                                    7.150%   5/20/05     650,000        628,348
          GTE South, Inc.                              6.000%   2/15/08     590,000        526,386
          SBC Communications, Inc.                     6.250%    3/1/05     550,000        519,772
          US West Communications                       6.625%   9/15/05     660,000        625,337
                                                                                      ------------
                                                                                         2,299,843

WHOLESALE TRADE - 0.0%
      NONDURABLE GOODS - 0.0%
          Sysco Corp.                                  7.000%    5/1/06      30,000         29,111
                                                                                      ------------

TOTAL CORPORATE FIXED INCOME BONDS
          (COST $10,856,404)                                                             7,402,227
                                                                                      ------------

US GOVERNMENT & AGENCIES OBLIGATIONS - 6.4%

GOVERNMENT AGENCIES - 4.5%
          Federal Home Loan Mortgage Corp.:
          7.0% 01/01/27                                                   1,055,766      1,014,189
          7.0% 11/01/25                                                     786,112        755,155
          7.5% 09/01/25                                                     503,950        492,611
          8.0% 06/01/26                                                     634,019        631,838
          9.0% 04/01/17                                                     320,628        327,240
          9.25% 11/01/16                                                     21,710         22,212
                                                                                      ------------
                                                                                         3,243,245

          Federal National Mortgage Association:
          8.25% 12/18/00                                                    200,000        201,844
          Government National Mortgage Association:
          7% 12/15/27                                                       753,913        725,641
          7.0% 10/15/27                                                     914,859        879,692
          7.0% 6/15/28                                                      800,542        769,769
          6.5% 11/15/28                                                     620,274        581,122
                                                                                      ------------
                                                                                         2,956,224

GOVERNMENT OBLIGATIONS - 1.9%
          U.S. Treasury Bonds:
          5.50% 8/15/28                                                      15,000         13,624
          6.375% 8/15/27                                                    125,000        127,636
          6.75% 8/15/26                                                     150,000        160,218
                                                                                      ------------
                                                                                           301,478

          U.S. Treasury Notes:
          5.875% 11/15/04                                                   700,000        681,513
          6.125% 8/15/29                                                  1,795,000      1,799,200
                                                                                      ------------
                                                                                         2,480,713

TOTAL US GOVERNMENT & AGENCIES OBLIGATIONS
          (COST $6,474,393)                                                              9,183,504
                                                                                      ------------

ASSET BACKED SECURITIES - 0.3%
          Green Tree Financial Corp.,
          Series 1997-7, Class A-5
          (COST $499,874)                              6.540%   7/15/19     500,000        495,005
                                                                                      ------------


SHORT-TERM OBLIGATIONS - 5.1%
         Repurchase agreement with SBC Warburg Ltd.,
         dated 04/28/00, due at 05/01/00 at 5.71%,
         collateralized by U.S. Treasury notes with
         various maturities to 2025, market value
         $1,532,538, $5,938,839, and $7,471,377,
         respectively, (repurchase proceeds
         $1,498,713, $5,807,762 and $7,306,475,
         respectively)                                                    1,498,000      1,498,000     5,805,000     5,805,000
                                                                                      ------------                ------------

TOTAL INVESTMENTS - 99.5%                                                               41,590,012                 100,939,583
                                                                                      ------------                ------------

OTHER ASSETS & LIABILITIES, NET - 0.5%                                                     365,178                     351,917
                                                                                      ------------                ------------

NET ASSETS - 100.0%                                                                   $ 41,955,190                $101,291,500
                                                                                      ============                ============



                                                           PRO-FORMA COMBINED
                                                         ------------------------
                                                         PAR
      FOOD STORES - 0.3%
          Kroger Co.                                       550,000       467,594

      GENERAL MERCHANDISE STORES - 0.0%
          Wal-Mart Stores, Inc.                             30,000        30,738


TRANSPORTATION, COMMUNICATION, ELECTRICITY,
   GAS, & SANITARY SERVICES - 1.7%
      ELECTRIC SERVICES - 0.1%
          PacifiCorp                                       200,000       182,916

      TELECOMMUNICATION - 1.6%
          CBS Corp.                                        650,000       628,348
          GTE South, Inc.                                  590,000       526,386
          SBC Communications, Inc.                         550,000       519,772
          US West Communications                           660,000       625,337
                                                                    ------------
                                                                       2,299,843

WHOLESALE TRADE - 0.0%
      NONDURABLE GOODS - 0.0%
          Sysco Corp.                                       30,000        29,111
                                                                    ------------

TOTAL CORPORATE FIXED INCOME BONDS
          (COST $10,856,404)                                           7,402,227
                                                                    ------------

US GOVERNMENT & AGENCIES OBLIGATIONS - 6.4%

GOVERNMENT AGENCIES - 4.5%
          Federal Home Loan Mortgage Corp.:
          7.0% 01/01/27                                  1,055,766     1,014,189
          7.0% 11/01/25                                    786,112       755,155
          7.5% 09/01/25                                    503,950       492,611
          8.0% 06/01/26                                    634,019       631,838
          9.0% 04/01/17                                    320,628       327,240
          9.25% 11/01/16                                    21,710        22,212
                                                                    ------------
                                                                       3,243,245

          Federal National Mortgage Association:
          8.25% 12/18/00                                   200,000       201,844
          Government National Mortgage Association:
          7% 12/15/27                                      753,913       725,641
          7.0% 10/15/27                                    914,859       879,692
          7.0% 6/15/28                                     800,542       769,769
          6.5% 11/15/28                                    620,274       581,122
                                                                    ------------
                                                                       2,956,224

GOVERNMENT OBLIGATIONS - 1.9%
          U.S. Treasury Bonds:
          5.50% 8/15/28                                     15,000        13,624
          6.375% 8/15/27                                   125,000       127,636
          6.75% 8/15/26                                    150,000       160,218
                                                                    ------------
                                                                         301,478

          U.S. Treasury Notes:
          5.875% 11/15/04                                  700,000       681,513
          6.125% 8/15/29                                 1,795,000     1,799,200
                                                                    ------------
                                                                       2,480,713

TOTAL US GOVERNMENT & AGENCIES OBLIGATIONS
          (COST $6,474,393)                                            9,183,504
                                                                    ------------

ASSET BACKED SECURITIES - 0.3%
          Green Tree Financial Corp.,
          Series 1997-7, Class A-5
          (COST $499,874)                                  500,000       495,005
                                                                    ------------


SHORT-TERM OBLIGATIONS - 5.1%
         Repurchase agreement with SBC Warburg Ltd.,
         dated 04/28/00, due at 05/01/00 at 5.71%,
         collateralized by U.S. Treasury notes with
         various maturities to 2025, market value
         $1,532,538, $5,938,839, and $7,471,377,
         respectively, (repurchase proceeds
         $1,498,713, $5,807,762 and $7,306,475,
         respectively)                                   7,303,000     7,303,000
                                                                    ------------

TOTAL INVESTMENTS - 99.5%                                            142,529,595
                                                                    ------------

OTHER ASSETS & LIABILITIES, NET - 0.5%                                   674,941(b)
                                                                    ------------

NET ASSETS - 100.0%                                                 $143,204,536(b)
                                                                    ============


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.

(b) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $20,198 and $21,956 to be borne by the Balanced Fund and the Equity Fund, respectively.

(c) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.



ADR American Depositary Receipts

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2000 (Unaudited)

                                         LIBERTY         LIBERTY
                                        CONTRARIAN     CONTRARIAN
                                         BALANCED         EQUITY        PRO FORMA           PRO FORMA
                                           FUND            FUND        ADJUSTMENTS           COMBINED
                                      -------------   -------------   -------------       -------------

Investments, at market value          $  41,590,012   $ 100,939,583                         142,529,595
Cash                                           --              --                                   --
Receivable for investments sold                --              --                                   --
Payable for investments purchased              --              --                                   --
Other assets less other liabilities         365,178         351,917         (42,154)(a)         674,941

     Net assets                       $  41,955,190   $ 101,291,500                       $ 143,204,536


Net Assets - Class A                  $  27,781,136   $  89,923,387   $     (32,866)        117,671,657
Shares - Class A                          2,168,730       4,803,141        (685,992)          6,285,279
Net asset value per share - Class A   $       12.81   $       18.72                       $       18.72


Net Assets - Class B                  $      29,756   $     481,057   $        (119)            510,694
Shares - Class B                              2,326          25,986            (725)             27,587
Net asset value per share - Class B   $       12.79   $       18.51                       $       18.51


Net Assets - Class C                  $       3,215   $      11,102   $          (4)             14,313
Shares - Class C                                251             600             (78)                773
Net asset value per share - Class C   $       12.79   $       18.52                       $       18.52


Net Assets - Class I                  $  14,141,083   $  10,875,954   $      (9,165)         25,007,872
Shares - Class I                          1,105,633         578,080        (354,492)          1,329,499
Net asset value per share - Class I   $       12.79   $       18.81                       $       18.81


(a) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $20,198 and $21,956 to be borne by the Balanced Fund and the Equity Fund, respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                               Liberty
                                              Financial     Fund
                                              ---------     ----

Liberty Contrarian Small Cap Fund                50%         50%
Liberty Special Fund                             50%         50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)


                                            LIBERTY         LIBERTY
                                           CONTRARIAN      CONTRARIAN
                                            BALANCED         EQUITY          PRO FORMA         PRO FORMA
                                              FUND            FUND          ADJUSTMENTS         COMBINED
                                           ----------      ----------      -------------       ----------

INVESTMENT INCOME
Dividends                                     482,858       1,753,497                 --        2,236,355
Interest                                    1,729,516         392,636                 --        2,122,152
                                           ----------      ----------      -------------       ----------
   Total investment income                  2,212,374       2,146,133                 --        4,358,507

EXPENSES
Management fee                                584,824       1,217,528            (87,723) (a)   1,714,629
Administration fee                             29,241          62,796                 -- (a)       92,037
Service fee - Class A, B, C                    95,376         277,828                 -- (a)      373,204
Distribution fee - B                              156           2,632                 -- (a)        2,788
Distribution fee - C                               20              45                 -- (a)           65
Transfer agent fee - Class A, B, C             78,684         226,589           (129,793) (b)     175,480
Transfer agent fee - Class I                      508             362                 -- (a)          870
Bookkeeping fee                                29,969          53,457             (9,500) (a)      73,926
Trustees fee                                    8,584          11,407             (9,524) (c)      10,467
Interest expense                                1,757           1,506             (3,263) (d)          --
All other expenses                            155,651         254,289           (178,940) (e)     231,000
                                           ----------      ----------      -------------       ----------
   Total operating expenses                   984,770       2,108,439           (418,743)       2,674,466
                                           ----------      ----------      -------------       ----------
Expense reimbursement                        (239,538)       (383,095)           418,743 (a)     (203,890)
                                           ----------      ----------      -------------       ----------
   Net Expenses                               745,232       1,725,344                 --        2,470,576

NET INVESTMENT INCOME                       1,467,142         420,789                --         1,887,931

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investments            2,278,299       4,730,845                --         7,009,145
Change in net unrealized depreciation
 during the period on investments          (3,638,682)     (4,511,495)               --        (8,150,177)
                                           ----------      ----------      -------------       ----------
      Net Gain (Loss)                      (1,360,382)        219,350                --        (1,141,033)
                                           ----------      ----------      -------------       ----------
Increase in Net Assets from Operations        106,760         640,139                --           746,899


(a) Based on the contract in effect for the surviving fund.

(b) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for Liberty Contrarian Equity Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new arrangement was in effect for the entire twelve-month period ended April 30, 2000.

(c) Based on trustee compensation plan for the surviving fund.

(d) Based on the assumption that there will be no loans.

(e) Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                 APRIL 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of April 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended April 30, 2000 for Liberty Contrarian Balanced Fund and Liberty Contrarian Equity Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY CONTRARIAN BALANCED FUND




         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Contrarian Balanced Fund by Liberty Contrarian Equity Fund (Item 1 of the Notice).

         For                      Against                       Abstain
         [ ]                        [ ]                           [ ]

         2. To elect eleven Trustees (Item 2 of the Notice).

                  (01)    Douglas A. Hacker

                  (02)    Janet Langford Kelly

                  (03)    Richard W. Lowry

                  (04)    Salvatore Macera

                  (05)    William E. Mayer

                  (06)    Charles R. Nelson

                  (07)    John J. Neuhauser

                  (08)    Joseph R. Palombo

                  (09)    Thomas E. Stitzel

                  (10)    Thomas C. Theobald

                  (11)    Anne-Lee Verville

         For
         All                                                  For All
         Nominees                 Withheld                    Except
         [ ]                        [ ]                         [ ]


         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT     [ ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.




                              Date______________________


_________________________         ______________________
Shareholder sign here              Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY



Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027